Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2014
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of Advantest’s financial instruments at March 31, 2013 and 2014. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Yen (Millions)
	2013		2014
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Investment securities
Available-for-sale securities	¥5,455	5,455	¥3,272	3,272
Foreign exchange contracts	16	16	—	—

Financial liabilities:
Foreign exchange contracts	0	0	—	—
Corporate bonds	25,000	25,026	25,000	24,975
Convertible bonds	—	—	30,149	31,518

Carrying Amount of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis by Level

As of March 31, 2013 and 2014, carrying amount of assets and liabilities that were measured at fair value on a recurring basis by level was as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2013
		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Available-for-sale equity securities	¥5,455	5,455	—	—
Foreign exchange contracts	16	—	16	—

Total assets measured at fair value	5,471	5,455	16	—

Liabilities
Foreign exchange contracts	0	—	0	—

Total liabilities measured at fair value	¥0	—	0	—

		Yen (Millions)
		Fair Value Measurements at March 31, 2014
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥3,272	3,272	—	—

Total assets measured at fair value	3,272	3,272	—	—

Carrying Amount of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis by Level

As of March 31, 2013 and 2014, carrying amounts of assets and liabilities, which were measured at fair value on a nonrecurring basis by level during the years ended March 31, 2013 and 2014, were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2013			Total gains (losses) for the year ended March 31, 2013
	Total	Quoted Prices in Active Markets (Level1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	¥8	—	—	8	(12)
Assets held for sale	1,337	—	—	1,337	(134)

Total assets measured at fair value	1,345	—	—	1,345

Total gains (losses) for assets held as of March 31, 2013					(146)

		Yen (Millions)
		Fair Value Measurements at March 31, 2014			Total gains (losses) for the year ended March 31, 2014
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Property, plant and equipment	¥—	—	—	—	(1,596)
Intangible assets	—	—	—	—	(11,899)

Total assets measured at fair value	—	—	—	—

Total gains (losses) for assets held as of March 31, 2014					(13,495)